INTANGIBLE ASSETS (Details 1) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
2015		$ 128
2016		128
2017		128
2018		128
2019		128
Thereafter		857
Total intangible assets, net		$ 1,497
License [Member]
Finite-Lived Intangible Assets [Line Items]
2015	$ 96
2016	128
2017	128
2018	128
2019	128
Thereafter	857
Total intangible assets, net	$ 1,465